INCOME TAX (Tables)	12 Months Ended
Dec. 31, 2020
INCOME TAX
Schedule of operating results before income tax and the provision for income taxes by tax jurisdictions

	Years ended December 31,
	2018	2019	2020
Loss (income) before income taxes:
PRC	237,232	68,080	(19,765)
Other jurisdictions	202,427	358,353	568,201
Total loss before income taxes	439,659	426,433	548,436

Current tax expenses:
PRC	27,206	65,819	210,503
Other jurisdictions	—	3	14
Total current tax expenses	27,206	65,822	210,517

Deferred tax benefits:
PRC	(36,597)	(50,172)	(89,739)
Other jurisdictions	—	—	—
Total deferred tax benefits	(36,597)	(50,172)	(89,739)

Total income taxes (benefits) expenses	(9,391)	15,650	120,778

Schedule of reconciliation of differences between PRC statutory tax rate and effective tax rate

	Years ended December 31,
	2018	2019	2020

PRC enterprise income tax rate	25.0%	25.0%	25.0%
Non-PRC resident enterprises not subject to income tax	(9.2)%	(21.4)%	(27.6)%
Tax differential for entities in non-PRC jurisdiction	(1.2)%	(1.4)%	(1.3)%
Preferential tax rate	0.0%	0.0%	(0.3)%
Tax effect of current year permanent differences	(1.3)%	1.5%	1.0%
Expiration of unused net operating losses	(10.1)%	(1.4)%	(1.3)%
Non-taxable income	0.0%	0.0%	2.5%
Change in valuation allowance	(1.0)%	(8.7)%	(21.3)%
Return to provision adjustment	(0.1)%	2.7%	1.3%
	2.1%	(3.7)%	(22.0)%

Schedule of components of deferred tax assets and liabilities

	As of December 31,
	2019	2020
Deferred tax assets:
Allowance for accounts receivable	12	1,959
Government subsidy	3,127	1,549
Accrued expenses	27,601	24,597
Asset retirement obligation	13,110	19,227
Net operating losses carry forwards	267,159	386,999
Total gross deferred tax assets	311,009	434,331
Valuation allowance on deferred tax assets	(205,976)	(328,821)
Deferred tax assets, net of valuation allowance	105,033	105,510

Deferred tax liabilities:
Property and equipment	(171,656)	(154,480)
Intangible assets	(97,102)	(195,093)
Prepaid land use rights	(1,612)	(1,572)
Leases	(9,568)	(70,284)
Accounts receivable	(4,836)	—
Total deferred tax liabilities	(284,774)	(421,429)

Net deferred tax liabilities	(179,741)	(315,919)

Analysis as:
Deferred tax assets	72,931	146,088
Deferred tax liabilities	(252,672)	(462,007)
Net deferred tax liabilities	(179,741)	(315,919)

Schedule of movement of the valuation allowance for the deferred tax assets

	Years ended December 31,
	2018	2019	2020

Balance at the beginning of the year	152,241	155,852	205,976
Increase during the year	3,611	50,124	122,845
Balance at the end of the year	155,852	205,976	328,821